Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefits (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits Beginning Balance	18,380,952	5,905,726	594,402
Increase related to current year tax positions	6,861,792	16,230,858	5,311,324
Settlement	(7,639,360)	(3,755,632)
Unrecognized Tax Benefits Beginning Balance	17,603,384	18,380,952	5,905,726